Cover	Jul. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2026
Entity File Number	001-40912
Entity Registrant Name	Compass Digital Acquisition Corp.
Entity Central Index Key	0001851909
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	195 US HWY 50
Entity Address, Address Line Two	Suite 207
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
City Area Code	(775)
Local Phone Number	339-1671
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false